Total Equity - Preferred Shares (Details) CAD / shares in Units, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of classes of share capital [line items]
Liquidation preference per share (in dollars per share)		CAD 25.00
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	6,016,384	6,016,384	6,016,384	6,016,384
Stated capital	$ 136.7	CAD 150.4	$ 136.7	$ 136.7
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	4.58%
Series D
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	3,983,616	3,983,616	3,983,616	3,983,616
Stated capital	$ 90.5	CAD 99.6	$ 90.5	$ 90.5
Liquidation preference per share (in dollars per share)		CAD 25
Floating dividend rate per annum	4.02%
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	3,967,134	3,967,134	3,967,134	3,967,134
Stated capital	$ 90.8	CAD 99.2	$ 90.8	$ 90.8
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	2.91%
Series F
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	3,572,044	3,572,044	3,572,044	3,572,044
Stated capital	$ 81.8	CAD 89.3	$ 81.8	$ 81.8
Liquidation preference per share (in dollars per share)		CAD 25
Floating dividend rate per annum	3.03%
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	7,432,952	7,432,952	7,432,952	7,432,952
Stated capital	$ 175.3	CAD 185.8	$ 175.3	$ 175.3
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	3.32%
Series H
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	2,567,048	2,567,048	2,567,048	2,567,048
Stated capital	$ 60.6	CAD 64.2	$ 60.6	$ 60.6
Liquidation preference per share (in dollars per share)		CAD 25
Floating dividend rate per annum	3.43%
Series I
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	10,465,553	10,465,553	10,465,553	10,465,553
Stated capital	$ 251.6	CAD 261.6	$ 251.6	$ 251.6
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	3.71%
Series J
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	1,534,447	1,534,447	1,534,447	1,534,447
Stated capital	$ 36.9	CAD 38.4	$ 36.9	$ 36.9
Liquidation preference per share (in dollars per share)		CAD 25
Floating dividend rate per annum	3.72%
Series K
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	9,500,000	9,500,000	9,500,000	9,500,000
Stated capital	$ 231.7	CAD 237.5	$ 231.7	$ 231.7
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	4.671%
Series M
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	9,200,000	9,200,000	9,200,000	9,200,000
Stated capital	$ 179.6	CAD 230.0	$ 179.6	$ 179.0
Liquidation preference per share (in dollars per share)		CAD 25
Fixed dividend rate per annum	4.75%
Government of Canada Treasury Bill | Series D
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.15%
Government of Canada Treasury Bill | Series F
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.16%
Government of Canada Treasury Bill | Series H
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.56%
Government of Canada Treasury Bill | Series J
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.85%
Government of Canada Treasury Bill | Series L
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.51%
Government of Canada Treasury Bill | Series N
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.98%